Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest And Finance Costs Net
Interest on long-term debt	$ 1,463	$ 1,414
Interest on promissory note	223	215
Amortization of financing costs	155	111
Financing fees and charges	(12)	10
Total	$ 1,829	$ 1,750